COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Q.	COMMITMENTS AND CONTINGENCIES

Commitments - Operating leases represent future minimum lease payments under noncancelable equipment leases covering office space, pipeline equipment, rights of way and vehicles.  Firm transportation and storage contracts are fixed-price contracts that provide us with firm transportation and storage capacity.  Rental expense in 2013, 2012 and 2011 was not material.  The following tables sets forth our operating lease and firm transportation and storage contract payments for our continuing operations for the periods indicated:

ONEOK	Operating Leases
(Millions of dollars)
2014	$1.2
2015	0.8
2016	0.4
2017	0.2
2018	—
Thereafter	—
Total	$2.6

Our former natural gas distribution business is a party to fixed-price contracts providing it with firm transportation and storage capacity. The costs associated with these contracts are recovered through rates. Future commitments related to these contracts are $900.0 million. These contracts are obligations of ONE Gas as the result of the separation.

Our former energy services business also is a party to fixed-price contracts related to firm transportation and storage that are not being released as part of the wind down process and will expire before April 2014. Future commitments related to these contracts are $11.2 million.

ONEOK Partners	Operating Leases	Firm Transportation and Storage Contracts	Total
	(Millions of dollars)
2014	$2.0	$18.4	$20.4
2015	0.5	16.3	16.8
2016	0.3	14.4	14.7
2017	0.2	12.8	13.0
2018	0.2	11.9	12.1
Thereafter	0.7	30.2	30.9
Total	$3.9	$104.0	$107.9

Environmental Matters - ONEOK Partners is subject to multiple historical preservation, wildlife preservation and environmental laws and/or regulations that affect many aspects of our present and future operations.  Regulated activities include, but are not limited to, those involving air emissions, storm water and wastewater discharges, handling and disposal of solid and hazardous wastes, wetland preservation, hazardous materials transportation, and pipeline and facility construction.  These laws and regulations require us to obtain and/or comply with a wide variety of environmental clearances, registrations, licenses, permits and other approvals.  Failure to comply with these laws, regulations, licenses and permits may expose us to fines, penalties and/or interruptions in our operations that could be material to our results of operations.  For example, if a leak or spill of hazardous substances or petroleum products occurs from pipelines or facilities that we own, operate or otherwise use, we could be held jointly and severally liable for all resulting liabilities, including response, investigation and cleanup costs, which could affect materially our results of operations and cash flows.  In addition, emissions controls and/or other regulatory or permitting mandates under the Clean Air Act and other similar federal and state laws could require unexpected capital expenditures at our facilities.  We cannot assure that existing environmental statutes and regulations will not be revised or that new regulations will not be adopted or become applicable to us.

In June 2013, the Executive Office of the President of the United States issued the President’s Climate Action Plan, which includes, among other things, plans for further regulatory actions to reduce carbon emissions from various sources. The impact of any such regulatory actions on our facilities and operations is unknown. Revised or additional statutes or regulations that result in increased compliance costs or additional operating restrictions could have a significant impact on our business, financial position, results of operations and cash flows.

Our expenditures for environmental assessment, mitigation, remediation and compliance to date have not been significant in relation to our financial position, results of operations or cash flows, and our expenditures related to environmental matters have had no material effects on earnings or cash flows during 2013, 2012 or 2011.

The EPA’s “Tailoring Rule” regulates greenhouse gas emissions at new or modified facilities that meet certain criteria. Affected facilities are required to review best available control technology, conduct air-quality and impact analyses and public reviews with respect to such emissions.  At current emissions threshold levels, this rule has had a minimal impact on our existing facilities.  The EPA has stated it will consider lowering the threshold levels over the next five years, which could increase the impact on our existing facilities; however, potential costs, fees or expenses associated with the potential adjustments are unknown.

The EPA’s rule on air-quality standards, titled “National Emissions Standards for Hazardous Air Pollutants for Reciprocating Internal Combustion Engines,” also known as RICE NESHAP, initially included a compliance date in 2013.  Subsequent industry appeals and settlements with the EPA have extended timelines for compliance associated with the final RICE NESHAP rule. While the rule could require capital expenditures for the purchase and installation of new emissions-control equipment, we do not expect these expenditures will have a material impact on our results of operations, financial position or cash flows.

In July 2011, the EPA issued a proposed rule that would change the air emissions New Source Performance Standards, also known as NSPS, and Maximum Achievable Control Technology requirements applicable to the oil and natural gas industry, including natural gas production, processing, transmission and underground storage sectors. In April 2012, the EPA released the final rule, which includes new NSPS and air toxic standards for a variety of sources within natural gas processing plants, oil and natural gas production facilities and natural gas transmission stations. The rule also regulates emissions from the hydraulic fracturing of wells for the first time. The EPA’s final rule reflects significant changes from the proposal issued in 2011 and allows for more manageable compliance options. The NSPS final rule became effective in October 2012, but the dates for compliance vary and depend in part upon the type of affected facility and the date of construction, reconstruction or modification.

In March 2013, the EPA issued proposed rulemaking to amend the NSPS for the crude oil and natural gas industry, pursuant to various industry comments, administrative petitions for reconsideration and/or judicial appeals of portions of the NSPS final rule. The rule was most recently amended in September 2013, and the EPA has indicated that further amendments may be issued in 2014. Based on the amendments and our understanding of pending stakeholder responses to the NSPS rule, we anticipate a reduction in our anticipated capital, operations and maintenance costs resulting from compliance with the regulation. However, the EPA may issue additional responses, amendments and/or policy guidance on the final rule, which could alter our present expectations. Generally, the NSPS rule will require expenditures for updated emissions controls, monitoring and record-keeping requirements at affected facilities in the crude oil and natural gas industry. We do not expect these expenditures will have a material impact on our results of operations, financial position or cash flows.

Pipeline Safety - We are subject to PHMSA regulations, including pipeline integrity-management regulations.  The Pipeline Safety Improvement Act of 2002 requires pipeline companies operating high-pressure pipelines to perform integrity assessments on pipeline segments that pass through densely populated areas or near specifically designated high-consequence areas.  In January 2012, The Pipeline Safety, Regulatory Certainty and Job Creation Act of 2011 was signed into law.  The law increased maximum penalties for violating federal pipeline safety regulations and directs the DOT and Secretary of Transportation to conduct further review or studies on issues that may or may not be material to us. These issues include but are not limited to the following:

•	an evaluation on whether hazardous natural gas liquids and natural gas pipeline integrity-management requirements should be expanded beyond current high-consequence areas;

•	a review of all natural gas and hazardous natural gas liquids gathering pipeline exemptions;

•	a verification of records for pipelines in class 3 and 4 locations and high-consequence areas to confirm maximum allowable operating pressures; and

•	a requirement to test previously untested pipelines operating above 30 percent yield strength in high-consequence areas.

The potential capital and operating expenditures related to this legislation, the associated regulations or other new pipeline safety regulations are unknown.

Financial Markets Legislation - The Dodd-Frank Act represents a far-reaching overhaul of the framework for regulation of United States financial markets. The CFTC has issued final regulations for most of the provisions of the Dodd-Frank Act, and we have implemented measures to comply with the regulations that are applicable to our businesses. ONEOK Partners continues to participate in financial markets for hedging certain risks inherent in its business, including commodity-price and interest-rate risks. Although the impact to date has not been material, ONEOK Partners continues to monitor proposed regulations and the impact these regulations may have on our business and risk-management strategies in the future.

Legal Proceedings - Gas Index Pricing Litigation - As previously reported, ONEOK and its subsidiary, ONEOK Energy Services Company L.P. (OESC), along with several other energy companies, are defending multiple lawsuits arising from alleged market manipulation or false reporting of natural gas prices to natural gas-index publications. On April 10, 2013, the United States Court of Appeals for the Ninth Circuit reversed the summary judgments that had been granted in favor of ONEOK, OESC and other unaffiliated defendants in the following cases: Reorganized FLI, Learjet, Arandell, Heartland and NewPage. The Ninth Circuit also reversed the summary judgment that had been granted in favor of OESC on all state law claims asserted in the Sinclair case. The Ninth Circuit remanded the cases back to the United States District Court for the District of Nevada for further proceedings. ONEOK, OESC and the other unaffiliated defendants filed a Petition for Writ of Certiorari with the United States Supreme Court on August 26, 2013. The Ninth Circuit has ordered the cases stayed until the final disposition of the Petition for Writ of Certiorari.

Because of the uncertainty surrounding the Gas Index Pricing Litigation, including an insufficient description of the purported classes and other related matters, we cannot reasonably estimate a range of potential exposures at this time. However, it is reasonably possible that the ultimate resolution of these matters could result in future charges that may be material to our results of operations.

Other Legal Proceedings - We are a party to various other litigation matters and claims that have arisen in the normal course of our operations. While the results of these various other litigation matters and claims cannot be predicted with certainty, we believe the reasonably possible losses on such matters, individually and in the aggregate, are not material. Additionally, we believe the probable final outcome of such matters will not have a material adverse effect on our consolidated results of operations, financial position or cash flows.

ONE Gas Separation - In connection with the separation of ONE Gas, we entered into a Separation and Distribution Agreement with ONE Gas, which sets forth the agreements between us and ONE Gas regarding the principal transactions necessary to effect the separation, including cross-indemnities between us and ONE Gas. In general, we agreed to indemnify ONE Gas for any liabilities relating to our business following the separation, including ONEOK Partners and our energy services business, and ONE Gas agreed to indemnify us for liabilities relating to the natural gas distribution business. If a liability does not relate to either our remaining business or to ONE Gas, then we and ONE Gas will each be responsible for a portion of such liability.

In addition, we entered into a Transition Services Agreement with ONE Gas. Under this agreement, ONEOK and ONE Gas agreed to provide each other with various services, including services relating to treasury and risk management, accounting, human resources and payroll management, tax compliance, telecommunications services and information technology services.